Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 84.8%
Abbott Laboratories	9,920,661	$907,046,035
ABIOMED Inc.(a)(b)	283,746	68,541,684
AngioDynamics Inc.(a)(b)	237,908	2,419,524
AtriCure Inc.(a)(b)	278,038	12,497,808
Axogen Inc.(a)(b)	225,855	2,086,900
Axonics Modulation Technologies Inc.(a)(b)	128,536	4,512,899
Baxter International Inc.(b)	3,209,807	276,364,383
Becton Dickinson and Co.(b)	1,265,810	302,870,359
Boston Scientific Corp.(a)	8,010,160	281,236,718
Cantel Medical Corp.	234,132	10,355,658
Cardiovascular Systems Inc.(a)(b)	222,630	7,023,977
CONMED Corp.(b)	180,102	12,965,543
CryoLife Inc.(a)(b)	238,191	4,566,121
CryoPort Inc.(a)(b)	241,378	7,301,685
Danaher Corp.	3,316,709	586,493,652
DexCom Inc.(a)	582,529	236,157,257
Edwards Lifesciences Corp.(a)	3,910,275	270,239,105
Envista Holdings Corp.(a)(b)	1,002,685	21,146,627
GenMark Diagnostics Inc.(a)	394,896	5,808,920
Glaukos Corp.(a)(b)	251,229	9,652,218
Globus Medical Inc., Class A(a)(b)	477,565	22,784,626
Heska Corp.(a)(b)	53,328	4,968,570
Hill-Rom Holdings Inc.(b)	420,066	46,114,845
Hologic Inc.(a)(b)	1,629,784	92,897,688
IDEXX Laboratories Inc.(a)(b)	536,060	176,985,570
Inogen Inc.(a)(b)	115,498	4,102,489
Insulet Corp.(a)(b)	413,064	80,241,813
Integer Holdings Corp.(a)	207,229	15,138,078
Integra LifeSciences Holdings Corp.(a)(b)	444,458	20,885,081
Intuitive Surgical Inc.(a)(b)	513,051	292,351,851
iRhythm Technologies Inc.(a)(b)	170,653	19,776,976
LeMaitre Vascular Inc.	104,431	2,756,978
LivaNova PLC(a)	306,640	14,758,583
Masimo Corp.(a)(b)	314,210	71,636,738
Medtronic PLC	7,521,494	689,721,000
Mesa Laboratories Inc.(b)	25,531	5,535,121
Natus Medical Inc.(a)	213,342	4,655,122
Nevro Corp.(a)(b)	214,534	25,630,377
NuVasive Inc.(a)(b)	323,460	18,003,784
Orthofix Medical Inc.(a)	121,197	3,878,304
Penumbra Inc.(a)(b)	208,656	37,311,866
ResMed Inc.(b)	913,048	175,305,216
Steris PLC	536,159	82,268,237
Stryker Corp.	1,493,083	269,038,626
Surmodics Inc.(a)(b)	85,885	3,713,667

Security	Shares	Value

Health Care Equipment (continued)
Tactile Systems Technology Inc.(a)(b)	121,384	$5,028,939
Tandem Diabetes Care Inc.(a)(b)	360,353	35,646,119
Teleflex Inc.(b)	293,006	106,648,324
Varex Imaging Corp.(a)(b)	246,766	3,738,505
Varian Medical Systems Inc.(a)(b)	573,174	70,225,279
Wright Medical Group NV(a)(b)	813,436	24,175,318
Zimmer Biomet Holdings Inc.	1,305,199	155,788,553

		5,610,999,316

Health Care Services — 0.1%
BioTelemetry Inc.(a)	215,502	9,738,535

Health Care Supplies — 0.2%
STAAR Surgical Co.(a)(b)	185,052	11,388,100

Life Sciences Tools & Services — 14.6%
Bio-Rad Laboratories Inc., Class A(a)(b)	134,898	60,905,098
Bruker Corp.(b)	642,326	26,129,822
NanoString Technologies Inc.(a)(b)	223,809	6,568,794
Thermo Fisher Scientific Inc.(b)	2,215,175	802,646,509
Waters Corp.(a)	390,767	70,494,367

		966,744,590

Total Common Stocks — 99.7% (Cost: $6,110,105,528)		6,598,870,541

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	229,793,533	230,092,264
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	11,893,000	11,893,000

		241,985,264

Total Short-Term Investments — 3.7% (Cost: $241,659,097)		241,985,264

Total Investments in Securities — 103.4% (Cost: $6,351,764,625)		6,840,855,805

Other Assets, Less Liabilities — (3.4)%		(222,801,052)

Net Assets — 100.0%		$6,618,054,753

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	168,307,707	61,485,826	229,793,533	$230,092,264	$387,390	(b)	$128,261		$231,200
BlackRock Cash Funds: Treasury, SL Agency Shares	9,823,000	2,070,000	11,893,000	11,893,000	4,174		—		—

				$241,985,264	$391,564		$128,261		$231,200

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care E-Mini Index	130	09/18/20	$13,135	$278,184
S&P Select Sector Technology E-Mini Index	43	09/18/20	4,524	128,194

				$406,378

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,598,870,541	$—	$—	$6,598,870,541
Money Market Funds	241,985,264	—	—	241,985,264

	$6,840,855,805	$—	$—	$6,840,855,805

Derivative financial instruments(a)
Assets
Futures Contracts	$406,378	$—	$—	$406,378

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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